Property and Equipment	3 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 4 – Property and Equipment

The following are the details of property and equipment at December 31, 2021 and 2020:

	2022	2021	2020
Furniture and fixtures	$148,033	$148,033	$148,033
Leasehold Improvements	50,091	50,091	50,091
Equipment	250,047	237,418	237,418
Computers and software	39,482	39,482	33,036
	487,653	475,024	468,578
Less accumulated depreciation	(478,964)	(465,305)	(462,734)
Property and equipment, net	$8,689	$9,719	$5,844

Depreciation expense for the three months ended March 31, 2-22 and for the years ended December 31, 2021 and 2020 was $1,030, $2,571 and $2,004, respectively. At March 31, 2022, December 31, 2021 and 2020, the Company had $440,628 of fully depreciated property and equipment that is still in use.